Organization and Principal Activities - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	6 Months Ended
Mar. 31, 2025
China EZGO Group Ltd. (“EZGO HK”) [Member]
Subsidiaries
Date of incorporation / acquisition	Feb. 13, 2019
Place of incorporation	Hong Kong (“HK”)
Percentage of ownership	100%
Principal activities	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. (“Changzhou Langyi”) [Member]
Subsidiaries
Date of incorporation / acquisition	Aug. 06, 2021
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Investment holding company
EZGO Technologies Group Co., Ltd. (formerly known as Changzhou EZGO Enterprise Management Co., Ltd., and Changzhou Jiekai Enterprise Management Co., Ltd., “WFOE” or “Changzhou EZGO”) [Member]
Subsidiaries
Date of incorporation / acquisition	Jun. 12, 2019
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”) [Member]
Subsidiaries
Date of incorporation / acquisition	Dec. 10, 2021
Place of incorporation	PRC
Percentage of ownership	60%
Principal activities	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”) [Member]
Subsidiaries
Date of incorporation / acquisition	Jul. 14, 2022
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”) [Member]
Subsidiaries
Date of incorporation / acquisition	May 09, 2022
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”) [Member]
Subsidiaries
Date of incorporation / acquisition	Jul. 13, 2022
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”) [Member]
Subsidiaries
Date of incorporation / acquisition	Jul. 14, 2022
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”) [Member]
Subsidiaries
Date of incorporation / acquisition	Jan. 25, 2023
Place of incorporation	PRC
Percentage of ownership	100%
Principal activities	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”) [Member]
Subsidiaries
Date of incorporation / acquisition	Jan. 25, 2023
Place of incorporation	PRC
Percentage of ownership	60%
Principal activities	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”) [Member]
Subsidiaries
Date of incorporation / acquisition	Mar. 02, 2023
Place of incorporation	PRC
Percentage of ownership	60%
Principal activities	Equipment maintenance and repairment
Jiangsu EZGO Electronic Technologies Co., Ltd [Member] | VIE and subsidiaries of VIE [Member]
Subsidiaries
Date of incorporation / acquisition	Jul. 30, 2019	[1]
Place of incorporation	PRC	[1]
Percentage of ownership	VIE	[1]
Principal activities	Investment holding company	[1]
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”) [Member] | VIE and subsidiaries of VIE [Member]
Subsidiaries
Date of incorporation / acquisition	May 05, 2014	[1]
Place of incorporation	PRC	[1]
Percentage of ownership	80.87% owned by VIE	[1]
Principal activities	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider	[1]
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”) [Member] | VIE and subsidiaries of VIE [Member]
Subsidiaries
Date of incorporation / acquisition	Aug. 21, 2018	[1]
Place of incorporation	PRC	[1]
Percentage of ownership	100% owned by VIE	[1]
Principal activities	Development, operation and maintenance of software related to e-bicycle and battery rental services	[1]
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”) [Member] | VIE and subsidiaries of VIE [Member]
Subsidiaries
Date of incorporation / acquisition	May 07, 2018	[1]
Place of incorporation	PRC	[1]
Percentage of ownership	51% owned by VIE	[1]
Principal activities	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)	[1]

[1]	The VIE and its subsidiaries are classified as discontinued operation (see Note 12).